Post-Employment Benefits - Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (737)	$ (645)
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	175	362
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	116	311
Pension plan [member] | Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	175	361
Pension plan [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	(59)	(50)
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	(671)	(589)
Other post employment benefit plans [member] | Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	0	0
Other post employment benefit plans [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (671)	$ (589)